CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues
Total revenues	$ 15,658,704	$ 19,942,266	$ 21,795,463
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Total cost of revenues	9,951,884	10,774,121	10,795,979
Operating expenses
Sales and marketing	3,266,790	5,341,678	5,373,345
Product development	2,920,824	3,136,778	3,826,350
Depreciation and amortization	3,664,376	3,499,769	3,786,398
General and administrative	7,615,588	7,935,447	6,582,091
Goodwill Impairment (See Note 8)	2,000,000
Long-lived assets impairment (See Note 5)			109,658
Foreign exchange loss (gain), net	103,744	91,926	17,783
Total operating expenses	19,571,322	20,005,598	19,695,625
Operating loss	(13,864,502)	(10,837,453)	(8,696,141)
Other income (expense), net
Interest income	1,952,345	2,584,432	3,372,109
Investment impairment			(543,220)
Promissory note impairment (See Note 10)	(1,100,000)
Gain on sale of equity method investee	1,292,168	749,897
Miscellaneous income	170,208	107,169	98,224
Total other income, net	2,314,721	3,441,498	2,927,113
Loss before income taxes and equity in net loss of equity method investees	(11,549,781)	(7,395,955)	(5,769,028)
Income tax benefit (expense)	33,248	(65,555)	(17,279)
Equity in net earnings (loss) of equity method investees	84,310	(215,735)	(785,707)
Net loss	(11,432,223)	(7,677,245)	(6,572,014)
(Loss) earnings per share - basic	$ (0.828)	$ (0.558)	$ (0.477)
(Loss) earnings per share - diluted	$ (0.828)	$ (0.558)	$ (0.477)
Weighted average number of equity shares - basic	13,795,178	13,758,635	13,783,033
Weighted average number of equity shares - diluted	13,795,178	13,758,635	13,783,033
Other comprehensive income (loss)
Foreign currency translation adjustment and total other comprehensive income (loss)	(2,254,312)	(5,841,093)	408,618
Comprehensive loss attributable to shareholders	(13,686,535)	(13,518,338)	(6,163,396)
India Online Business
Revenues
Service Revenue	12,527,464	16,223,222	17,942,609
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	7,470,935	8,241,612	8,299,834
US Publishing Business
Revenues
Service Revenue	3,131,240	3,719,044	3,852,854
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	$ 2,480,949	$ 2,532,509	$ 2,496,145
Earnings Per ADS- (where 2 ADSs represent 1 equity share)
Other income (expense), net
(Loss) earnings per share - basic	$ (0.414)	$ (0.279)	$ (0.238)
(Loss) earnings per share - diluted	$ (0.414)	$ (0.279)	$ (0.238)